Interim Condensed Consolidated Statement of Financial Position - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
ASSETS
Cash and cash equivalents	$ 180,134	$ 133,439
Term deposits	185,816	172,212
Insurance receivables	188,770	166,605
Investments	456,497	438,087
Investments in associates	11,841	11,583
Reinsurance share of outstanding claims	186,563	187,485
Reinsurance share of unearned premiums	66,443	50,077
Deferred excess of loss premiums	5,351	17,095
Deferred policy acquisition costs	61,083	55,172
Other assets	11,827	9,562
Investment properties	18,788	20,012
Property, premises and equipment	12,928	13,168
Intangible assets	5,458	4,710
TOTAL ASSETS	1,391,499	1,279,207
LIABILITIES
Gross outstanding claims	545,101	492,255
Gross unearned premiums	312,511	277,268
Insurance payables	93,585	83,461
Other liabilities	20,564	20,491
Derivative financial liability	17,423	13,628
Deferred tax liabilities	173	55
Unearned commissions	11,910	11,038
TOTAL LIABILITIES	1,001,267	898,196
EQUITY
Common shares at par value	489	486
Share premium	158,453	157,677
Foreign currency translation reserve	(310)	(349)
Fair value reserve	16,425	18,160
Retained earnings	215,175	205,037
TOTAL EQUITY	390,232	381,011
TOTAL EQUITY AND LIABILITIES	$ 1,391,499	$ 1,279,207